Segment Information (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Segment Information
Schedule of reconciliation to the consolidated net income (loss)

	Nine months ended February 28,
(in thousands, except for per share data)	2026	2025
Expenses(1):
General and administrative expense(2)	$4,890	$4,785
Research and development(3)	10,652	4,460
Return of clinical expenses	—	(24,985)
Legal settlement loss	16,587	—
Stock-based compensation expense	807	1,013
Total operating expenses	32,936	(14,727)
Operating (loss) gain	(32,936)	14,727
Interest income	166	441
Interest on convertible notes	(1,934)	(3,469)
Amortization of discount on convertible notes	—	(348)
Standby equity purchase agreement commitment fee	(325)	—
Issuance costs for private placement of shares and warrants through placement agent (Note 5)	(1,628)	—
Legal settlement revaluation	3,842	—
Loss on induced conversion	—	(1,180)
Finance charges	(22)	(25)
Gain on restructuring of payables	—	407
Loss on derivatives	—	(852)
Segment net (loss) income	(32,837)	9,701
Reconciliation of profit or loss:
Adjustments or reconciling items	—	—
Consolidated net (loss) income	$(32,837)	$9,701

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(2) General and administrative expense for the nine months ended February 28, 2026 and 2025 is net of approximately $0.3 million and $0.6 million, respectively, of stock-based compensation expense.

(3) Research and development expense for the the nine months ended February 28, 2026 and 2025 is net of approximately $0.5 million and $0.4 million, respectively, of stock-based compensation expense. During the nine months ended February 28, 2025, research and development expense included the return of $25.0 million of clinical expenses in the settlement of a dispute with Amarex. See Note 9, Commitments and Contingencies – Legal Proceedings – Settlement of Amarex Dispute in the audited financial statements for the year ended May 31, 2025 for additional discussion.

	Years ended May 31,
(in thousands, except for per share data)	2025	2024
Expenses(1):
General and administrative expense(2)	$6,434	$8,403
Research and development(3)	7,278	7,240
Return of clinical expenses	(24,985)	—
Stock-based compensation expense	1,612	2,415
Operating gain (loss)	9,661	(18,058)

Interest income	565	217
Interest on convertible notes	(4,424)	(4,659)
Amortization of discount on convertible notes	(407)	(1,076)
Amortization of debt issuance costs	—	(572)
Issuance costs for private placement of shares and warrants through placement agent	—	(2,819)
Loss on induced conversion	(1,180)	(6,680)
Finance charges	(25)	(2,584)
Loss on note extinguishment	—	(13,374)
Gain on restructuring of payables	407	—
Loss on derivatives	(852)	(236)
Provision (benefit) for income taxes	—	—
Segment net income (loss)	3,745	(49,841)
Reconciliation of profit or loss:
Adjustments or reconciling items	—	—
Consolidated net income (loss)	3,745	(49,841)
(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(2) General and administrative expense for the years ended May 31, 2025, and 2024 is net of $0.8 million and $2.4 million of stock-based compensation expense, respectively.

(3) Research and development expense for the year ended May 31, 2025 is net of $0.8 million of stock-based compensation expense. No stock-based compensation was part of research and development expense for the year ended May 31, 2024. For the year ended May 31, 2025, research and development expense is net of $25.0 million return of clinical expenses due to the settlement with Amarex. See Note 9, Commitments and Contingencies – Legal Proceedings – Settlement of Amarex Dispute for additional discussion.